UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams          Bethesda, Maryland          May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  16
Form 13F Information Table Value Total:  $261,186

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


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


                                                       FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                    VALUE    SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION     MGRS     SOLE     SHARED  NONE
--------------                 --------    -----       --------  -------   ---  ----   ----------     ----     ----     ------  ----
ABERCROMBIE & FITCH CO         CL A        002896207    7,568      318,000  SH         SHARED-DEFINED  1       318,000
BED BATH & BEYOND INC          COM         075896100    9,281      375,000  SH         SHARED-DEFINED  1       375,000
CORPORATE EXECUTIVE BRD CO     COM         21988R102    6,086      419,694  SH         SHARED-DEFINED  1       419,694
DELL INC                       COM         24702R101   15,061    1,588,733  SH         SHARED-DEFINED  1     1,588,733
ELECTRONIC ARTS INC            COM         285512109   16,191      890,084  SH         SHARED-DEFINED  1       890,084
GENERAL DYNAMICS CORP          COM         369550108   21,835      525,000  SH         SHARED-DEFINED  1       525,000
HASBRO INC                     COM         418056107   30,084    1,200,000  SH         SHARED-DEFINED  1     1,200,000
HEIDRICK & STRUGGLES INTL IN   COM         422819102   26,610    1,500,000  SH         SHARED-DEFINED  1     1,500,000
NVR INC                        COM         62944T105   12,875       30,100  SH         SHARED-DEFINED  1        30,100
NEWS CORP                      CL B        65248E203   16,917    2,197,052  SH         SHARED-DEFINED  1     2,197,052
PFIZER INC                     COM         717081103   12,939      950,000  SH         SHARED-DEFINED  1       950,000
PIONEER NAT RES CO             COM         723787107   17,472    1,060,816  SH         SHARED-DEFINED  1     1,060,816
PIONEER NAT RES CO             COM         723787107    8,235      500,000      CALL   SHARED-DEFINED  1       500,000
UNITEDHEALTH GROUP INC         COM         91324P102   12,483      596,428  SH         SHARED-DEFINED  1       596,428
VALERO ENERGY CORP NEW         COM         91913Y100    5,503      307,450  SH         SHARED-DEFINED  1       307,450
RENAISSANCERE HOLDINGS LTD     COM         G7496G103   42,046      850,455  SH         SHARED-DEFINED  1       850,455








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